Description of Business and Significant Accounting Policies - Earnings Per Share (Diluted) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share Reconciliation [Abstract]
Income from continuing operations					$ (35)	$ 118	$ 97	$ 57	$ (36)	$ 237	$ 283
Preferred Stock Dividends Income Statement Impact Included in Diluted Earnings Per Share From Continuing Operations									(49)	(47)	0
Deemed dividend on modification of Series A convertible preferred stock									0	(4)	0
Deemed dividend on preferred stock redemption									0	(58)	0
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Diluted									(85)	128	283
Income (loss) from discontinued operations, net of tax	$ (14)	$ (1)	$ (2)	$ (35)	$ (10)	$ 0	$ 5	$ 0	(52)	(5)	(13)
Preferred Stock Dividends Income Statement Impact Included in Diluted Earnings Per Share									0	0	(49)
Net income (loss) attributable to NCR common stockholders									$ (137)	$ 123	$ 221
Weighted average outstanding shares of common stock									118.4	121.9	125.6
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock									0.0	0.0	28.2
Dilutive effect of employee stock options and restricted stock									0.0	5.1	3.6
Diluted (continuing operations)									118.4	127.0	157.4
Weighted Average Number of Shares Outstanding, Diluted									118.4	127.0	129.2
Diluted earnings (loss) per share [Abstract]
Diluted (in dollars per share)	$ (0.39)	$ 0.57	$ (1.31)	$ 0.35	$ (0.38)	$ 0.77	$ 0.64	$ (0.14)	$ (0.72)	$ 1.01	$ 1.80
From discontinued operations (in dollars per share)									(0.44)	(0.04)	(0.10)
Diluted (in dollars per share)	$ (0.51)	$ 0.56	$ (1.33)	$ 0.06	$ (0.46)	$ 0.77	$ 0.67	$ (0.14)	$ (1.16)	$ 0.97	$ 1.71
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									28.3	27.4
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									6.5	0.8	0.4